Income Tax Expense/(Credit) (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Components of Income Tax Benefits/(Expenses)
Hong Kong profits tax has been provided at the rate of 16.5% (2020: 16.5%; 2019: 16.5%) on the estimated assessable profits arising in Hong Kong:

		For the year ended December 31,
	Note	2019	2020	2021
		HK$	HK$	HK$
Hong Kong profits tax
Charge for the year		69,585,469	96,708,600	104,423,916
Overprovision in prior year		—	(143,606)	—
Deferred tax	3, 22	79,556,400	(242,913,577)	—
The People’s Republic of China withholding tax
Charge for the year		9,207,649	8,807,816	4,871,121

		158,349,518	(137,540,767)	109,295,037

Reconciliation of income tax expenses and profit before tax at statutory tax rate
A reconciliation of tax expense/(credit) and profit before tax at the Hong Kong statutory tax rate in which the Group’s major operating subsidiaries are domiciled is as follows:

	For the year ended December 31,
	2019	2020	2021
	HK$	HK$	HK$
Profit before tax	989,253,972	1,001,420,217	1,331,176,555

Tax at statutory tax rate of 16.5%	163,226,906	165,234,336	219,644,132
Tax effect of two-tiered profit tax rate	—	(165,000)	(165,000)
Tax effect of non-taxable income	(23,255,305)	(79,190,106)	(95,836,917)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	—	—	(20,747,569)
Tax effect of non-deductible expenses	8,952,076	10,887,971	1,566,657
Tax effect of unrecognized temporary difference	223,434	(25,011)	(4,075)
Tax effect of deferred tax liability reversed	—	(242,913,577)	—
Tax effect of tax loss not recognized	24,541	—	—
Overprovision in prior year	—	(143,606)	—
Utilization of tax losses previously not recognized	(29,783)	(33,590)	(33,312)
Withholding tax on the dividend income	9,207,649	8,807,816	4,871,121

Income tax expense/(credit)	158,349,518	(137,540,767)	109,295,037